Intangible Assets OtherThan Goodwill	12 Months Ended
Dec. 31, 2012
Intangible Assets Other Than Goodwill [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL
NOTE 9: INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets as of December 31, 2012 and 2011 consist of the following:

	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2012
Favorable lease terms	$67,417	$(16,184)	$51,233
Unfavorable lease terms	(5,819)	1,574	(4,245)

Total	$61,598	$(14,610)	$46,988

	Acquisition Cost	Accumulated Amortization	Transfer to Vessel Deposits	Net Book Value December 31, 2011
Purchase options	$3,158	$—	$(3,158)	$—
Favorable lease terms	67,417	(7,538)	—	59,879

Total Intangible assets	70,575	(7,538)	(3,158)	59,879

Unfavorable lease terms	(5,819)	891	—	(4,928)

Total	$64,756	$(6,647)	$(3,158)	$54,951

Amortization (expense)/income of favorable and unfavorable lease terms for the years ended December 31, 2012, 2011 and 2010 are presented in the following table:

	December 31, 2012	December 31, 2011	December 31, 2010
Unfavorable lease terms charter-out	$683	$683	$208
Favorable lease terms charter-out	(8,646)	(6,302)	(1,236)

Total	$(7,963)	$(5,619)	$(1,028)

The aggregate amortizations of acquired intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(8,646)	$(7,551)	$(4,959)	$(4,913)	$(2,846)	$(22,318)	$(51,233)
Unfavorable lease terms	683	683	683	684	684	828	4,245

	$(7,963)	$(6,868)	$(4,276)	$(4,229)	$(2,162)	$(21,490)	$(46,988)